AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2023

(unaudited)

Principal Amount	General Obligation Bonds (26.6%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Barrington, Rhode Island
$840,000	2.500%, 08/01/25	Aa1/NR/NR	$817,757

	Bristol, Rhode Island
865,000	3.500%, 08/01/31	NR/AA+/NR	865,649
1,900,000	3.000%, 08/01/38 Series 2021A	NR/AA+/NR	1,678,042

	Coventry, Rhode Island
1,605,000	3.625%, 03/15/27 AGMC Insured	A1/AA/NR	1,617,856

	Cranston, Rhode Island
1,325,000	4.000%, 07/01/28	A1/AA-/AA+	1,362,140
1,170,000	5.000%, 08/01/32 Series 2018 A	A1/AA-/AA+	1,301,391
1,000,000	4.000%, 08/01/33 Series 2019 A BAMI Insured	A1/AA/AA+	1,047,660
615,000	4.000%, 08/01/35 Series 2019 A BAMI Insured	A1/AA/AA+	639,692
860,000	4.000%, 08/15/34 Series 2021 A	NR/AA-/AA+	902,914
455,000	4.000%, 08/15/35 Series 2021 A	NR/AA-/AA+	474,101
475,000	4.000%, 08/15/36 Series 2021 A	NR/AA-/AA+	491,117
1,515,000	4.250%, 07/15/24 Series B BAMI Insured	A1/AA/AA+	1,532,453
1,000,000	4.250%, 07/15/25 Series B BAMI Insured	A1/AA/AA+	1,023,500

	Cumberland, Rhode Island
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA+/NR	500,445
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA+/NR	500,550
700,000	4.500%, 03/15/32 Series 2018 A	NR/AA+/NR	754,726

	Hopkinton, Rhode Island
450,000	4.375%, 08/15/31	Aa3/NR/NR	450,320

	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A1/AA/NR	1,020,031
1,020,000	3.700%, 06/01/33 Series A	A1/AA/NR	1,020,133

	Lincoln, Rhode Island
1,500,000	3.500%, 08/01/24 Series A	Aa2/NR/AAA	1,504,065
2,225,000	3.500%, 08/01/25 Series A	Aa2/NR/AAA	2,240,286

	Middleton, Rhode Island
435,000	4.000%, 02/01/31 Series 2021A	Aa1/NR/NR	464,754

	Narragansett, Rhode Island
1,025,000	3.500%, 07/15/28	Aa2/AA+/NR	1,025,933

	North Kingstown, Rhode Island
190,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	189,542
1,500,000	3.500%, 04/01/37 Series 2021 A	NR/AA+/NR	1,467,870

	North Smithfield, Rhode Island
$ 825,000	3.000%, 06/15/26 Series A	Aa2/NR/NR	$ 819,728
1,075,000	3.500%, 05/15/34	Aa2/NR/NR	1,058,037

	Pawtucket, Rhode Island
770,000	4.000%, 11/01/25 AGMC Insured	A1/AA/A+	779,510
890,000	4.500%, 07/15/33 Series C AGMC Insured	A1/AA/NR	967,270
935,000	4.500%, 07/15/34 Series C AGMC Insured	A1/AA/NR	1,017,691
975,000	4.500%, 07/15/35 Series C AGMC Insured	A1/AA/NR	1,051,889

	Portsmouth, Rhode Island
1,140,000	3.750%, 02/01/31 Series A	Aa2/AAA/NR	1,159,722

	Providence, Rhode Island
975,000	3.625%, 01/15/29 Series A AGMC Insured	A1/AA/A	975,410
2,010,000	3.750%, 01/15/30 Series A AGMC Insured	A1/AA/A	2,010,985
1,000,000	3.750%, 01/15/32 Series A AGMC Insured	A1/AA/A	1,000,480

	Richmond, Rhode Island
525,000	3.000%, 08/01/24	Aa3/NR/NR	524,890

	State of Rhode Island
2,000,000	3.000%, 05/01/31 Series A	Aa2/AA/AA	1,981,060
2,500,000	4.000%, 04/01/32 Series A	Aa2/AA/AA	2,591,250
2,000,000	3.000%, 05/01/32 Series A	Aa2/AA/AA	1,973,600
1,500,000	3.000%, 05/01/36 Series A	Aa2/AA/AA	1,390,530
2,000,000	5.000%, 08/01/23 Series D	Aa2/AA/AA	2,002,500
2,000,000	5.000%, 08/01/24 Series D	Aa2/AA/AA	2,040,160
1,000,000	4.000%, 08/01/33 Series 2021E	Aa2/AA/AA	1,053,460

	Warren, Rhode Island
1,170,000	4.000%, 02/15/33 Series 2018 A	Aa3/NR/NR	1,209,932

	West Greenwich, Rhode Island
1,175,000	3.000%, 08/15/26	NR/AA+/NR	1,164,131

	West Warwick, Rhode Island
795,000	5.000%, 10/01/32 Series A BAMI Insured	A3/AA/NR	824,145

	Westerly, Rhode Island
345,000	5.000%, 11/15/31 Series 2021 A	NR/AA/NR	400,424

	Total General Obligation Bonds		52,889,731

	Revenue Bonds (69.8%)

	Development (7.0%)

	Providence, Rhode Island Public Building Authority (Capital Improvement Program Projects)
3,000,000	4.000%, 09/15/34 Series A AGMC Insured	A1/AA/NR	3,093,450
3,500,000	4.000%, 09/15/35 Series A AGMC Insured	A1/AA/NR	3,592,855

	Providence, Rhode Island Redevelopment Agency Refunding Public Safety Building Project
$1,680,000	5.000%, 04/01/26 Series A AGMC Insured	A1/AA/NR	$1,731,341

	Rhode Island Infrastructure Bank Municipal Road and Bridge Revolving Fund
935,000	4.000%, 10/01/33 Series 2019 A	NR/AA/NR	975,233
845,000	4.000%, 10/01/34 Series 2019 A	NR/AA/NR	878,859
1,010,000	4.000%, 10/01/35 Series 2019 A	NR/AA/NR	1,041,431

	Rhode Island Infrastructure Bank Efficient Buildings Fund, Green Bonds
1,110,000	4.000%, 10/01/29 Series 2018 A	NR/AA/NR	1,171,905
1,555,000	3.000%, 10/01/37 Series 2020 A	NR/AA/NR	1,389,532

	Total Development		13,874,606

	Healthcare (3.5%)

	Rhode Island Health & Education Building Corp., Hospital Financing, Lifespan Obligated Group
875,000	5.000%, 05/15/28 Series 2016	NR/BBB+/BBB+	895,510
1,000,000	5.000%, 05/15/31 Series 2016	NR/BBB+/BBB+	1,023,410
1,000,000	5.000%, 05/15/33 Series 2016	NR/BBB+/BBB+	1,020,940
1,250,000	5.000%, 05/15/34 Series 2016	NR/BBB+/BBB+	1,273,688
1,750,000	5.000%, 05/15/39 Series 2016	NR/BBB+/BBB+	1,756,545

	Rhode Island State & Providence Plantations Lease COP (Eleanor Slater Hospital Project)
1,000,000	4.000%, 11/01/32 Series B	Aa3/AA-/AA-	1,057,150

	Total Healthcare		7,027,243

	Higher Education (6.9%)

	Rhode Island Health and Education Building Corp., Higher Educational Facility
2,500,000	5.000%, 09/15/30 Series 2010 A AGMC Insured	Aa3/NR/NR	2,503,200

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Brown University
2,765,000	4.000%, 09/01/37 Series 2017	Aa1/AA+/NR	2,808,687

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Providence College
2,490,000	4.000%, 11/01/24 Series 2015	A2/A/NR	2,513,780
250,000	4.000%, 11/01/37 Series 2021B	A2/A/NR	250,370
250,000	4.000%, 11/01/38 Series 2021B	A2/A/NR	247,833

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island
1,000,000	4.250%, 09/15/31 Series A	Aa3/A+/NR	1,050,910
785,000	5.000%, 09/15/34 Series 2023	Aa3/A+/NR	896,093

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
$ 500,000	4.000%, 09/15/31 Series 2016 B	A1/A+/NR	$ 509,355
2,000,000	4.000%, 09/15/42 Series 2017 A	A1/A+/NR	1,919,400
1,000,000	4.000%, 09/15/32 Series 2017 B	A1/A+/NR	1,021,900

	Total Higher Education		13,721,528

	Housing (6.0%)

	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity
155,000	3.000%, 10/01/39 Series 71	Aa1/AA+/NR	129,684
2,000,000	2.100%, 10/01/35 Series 73 A	Aa1/AA+/NR	1,639,920
2,000,000	2.300%, 10/01/40 Series 73 A	Aa1/AA+/NR	1,484,680
2,000,000	2.050%, 10/01/36 Series 75 A	Aa1/AA+/NR	1,558,120
750,000	2.350%, 10/01/36 Series 76 A	Aa1/AA+/NR	600,278
1,500,000	4.400%, 10/01/38 Series 79 A	Aa1/AA+/NR	1,514,430

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Development Sustainability
770,000	2.750%, 10/01/34 Series 1-B	Aa2/NR/NR	674,251
1,000,000	3.100%, 10/01/44 Series 1-B	Aa2/NR/NR	786,800

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
175,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	175,144
215,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	215,473
1,255,000	3.450%, 10/01/36 Series 2016 1B	Aa2/NR/NR	1,184,657
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	989,350
1,000,000	3.400%, 10/01/29 Series 3B	Aa2/NR/NR	1,000,000

	Total Housing		11,952,787

	Public School (31.6%)

	Rhode Island Health and Education Building Corp., Public Schools Financing Program
795,000	5.000%, 05/15/27 Series 2015 C	Aa2/NR/NR	821,076

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Burrillville
730,000	5.000%, 05/15/35 Series 2022D	NR/AA/NR	829,236

	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District
1,520,000	4.000%, 05/15/31 Series 2017 J-2 B	Aa3/NR/NR	1,573,337

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Coventry
1,000,000	3.750%, 05/15/28 Series 2013 B AGMC Insured	Aa3/AA/NR	1,000,510
1,000,000	4.000%, 05/15/33 AGMC Insured	Aa3/AA/NR	1,000,580

	Rhode Island Health and Educational Building Corp., Public School Financing Program, City of Cranston
$1,170,000	4.000%, 05/15/30 Series 2015 B BAMI Insured	NR/AA/NR	$1,189,726

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of East Providence
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	1,000,380
2,000,000	4.000%, 05/15/37 Series 2021F	NR/AA/NR	2,019,340
2,000,000	4.000%, 05/15/38 Series 2021F	NR/AA/NR	2,000,800

	Rhode Island Health and Education Building Corp., Exeter-West Greenwich Regional School District
1,455,000	3.500%, 05/15/37 Series 2021 G	Aa3/NR/NR	1,389,001
1,500,000	4.000%, 05/15/41 Series 2021 G	Aa3/NR/NR	1,502,460

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Jamestown
1,020,000	3.000%, 05/15/35 Series 2019 C	Aa1/NR/NR	982,943

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Johnston
1,045,000	5.000%, 05/15/34 Series 2022F	NR/AA/NR	1,207,665

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Lincoln
3,245,000	5.000%, 05/15/33 Series 2020 B	Aa2/NR/AAA	3,678,305
1,000,000	4.000%, 05/15/35 Series 2020 B	Aa2/NR/AAA	1,040,130

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Little Compton
1,100,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,100,693

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Newport
2,000,000	4.000%, 05/15/36 Series 2022C	NR/AA+/NR	2,095,600

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Kingston
355,000	3.000%, 05/15/33 Series 2021 A	NR/AA+/NR	341,663
415,000	3.000%, 05/15/34 Series 2021 A	NR/AA+/NR	395,557

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Providence
750,000	5.000%, 05/15/31 Series 2017 G AGMC Insured	Aa3/AA/NR	801,945
500,000	5.000%, 05/15/32 Series 2019 A AGMC Insured	Aa3/AA/NR	558,000
500,000	5.000%, 05/15/33 Series 2019 A AGMC Insured	Aa3/AA/NR	557,535
500,000	5.000%, 05/15/34 Series 2019 A AGMC Insured	Aa3/AA/NR	558,285
500,000	4.000%, 05/15/37 Series 2019 A AGMC Insured	Aa3/AA/NR	508,465

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Pawtucket
1,200,000	4.000%, 05/15/26 Series 2014 C	Aa3/NR/NR	1,208,724
1,000,000	4.250%, 05/15/29 Series 2017 E BAMI Insured	Aa3/AA/NR	1,042,010
1,045,000	4.000%, 05/15/31 Series 2018 B	Aa3/NR/NR	1,090,499
1,090,000	4.000%, 05/15/32 Series 2018 B	Aa3/NR/NR	1,133,349
1,000,000	4.000%, 05/15/35 Series 2022A	Aa3/NR/NR	1,047,870
1,000,000	4.000%, 05/15/36 Series 2022A	Aa3/NR/NR	1,029,820
1,000,000	4.000%, 05/15/38 Series 2022A	Aa3/NR/NR	1,006,390
500,000	4.000%, 05/15/42 Series 2022A	Aa3/NR/NR	494,965
2,350,000	3.000%, 05/15/39 Series 2019 B	Aa3/NR/NR	2,005,749

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Portsmouth
$500,000	5.000%, 05/15/32 Series 2022E	NR/AAA/NR	$593,665

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Providence
1,000,000	4.000%, 05/15/37 Series 2021D BAMI Insured	Aa3/AA/NR	1,009,670

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Scituate
1,285,000	4.500%, 05/15/33 Series 2018 A	NR/AA/NR	1,358,052

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Smithfield
1,000,000	3.000%, 05/15/37 Series 2021H	NR/AA/NR	897,330
1,000,000	3.000%, 05/15/38 Series 2021H	NR/AA/NR	881,630

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Tiverton
1,630,000	5.000%, 05/15/27 Series 2015 D	A1/NR/NR	1,681,964

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Warwick
1,000,000	4.000%, 05/15/36 Series 2022B	NR/AA/NR	1,032,120

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Westerly
500,000	4.000%, 05/15/30 Series 2021E	NR/AA/NR	520,080
500,000	4.000%, 05/15/31 Series 2021E	NR/AA/NR	519,495

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue
445,000	5.000%, 05/15/35 Series 2019 A AGMC Insured	Aa3/AA/NR	494,173

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Tiverton, Foster-Glocester, Cranston, East Greenwich
2,000,000	4.000%, 05/15/28 Series A	Aa3/NR/NR	2,045,100

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Narragansett & Scituate
1,665,000	4.250%, 05/15/28 Series 2017 B	Aa2/NR/NR	1,739,176

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Buildings Authority
1,500,000	3.750%, 05/15/27 Series 2015 A AGMC Insured	Aa3/AA/NR	1,519,890
1,500,000	4.000%, 05/15/28 Series 2015 A AGMC Insured	Aa3/AA/NR	1,523,685
2,000,000	4.000%, 05/15/30 Series 2015 B AGMC Insured	Aa3/AA/NR	2,030,080

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Schools
2,000,000	4.500%, 05/15/24 Series 2013 A	Aa3/NR/NR	2,001,420
1,000,000	4.000%, 05/15/35 Series 2019 A AGMC Insured	Aa3/AA/NR	1,034,830

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Warwick
$1,000,000	4.000%, 05/15/32 Series 2017 I	NR/AA/NR	$1,030,590
500,000	4.000%, 05/15/35 Series 2019 D	NR/AA/NR	513,660

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Woonsocket
500,000	5.000%, 05/15/27 Series 2017 A AGMC Insured	Aa3/AA/NR	533,955
500,000	5.000%, 05/15/28 Series 2017 A AGMC Insured	Aa3/AA/NR	534,845
500,000	5.000%, 05/15/29 Series 2017 A AGMC Insured	Aa3/AA/NR	534,130

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of South Kingstown
780,000	3.500%, 05/15/34 Series 2020A	Aa1/NR/NR	797,815

	Total Public School		63,039,963

	Secondary Education (1.2%)

	Rhode Island Health and Educational Building Corp., Educational Institution, St. George's School
600,000	4.000%, 10/01/36 Series 2021	NR/AA-/NR	606,540
600,000	4.000%, 10/01/37 Series 2021	NR/AA-/NR	604,056
1,265,000	4.000%, 10/01/38 Series 2021	NR/AA-/NR	1,266,189

	Total Secondary Education		2,476,785

	Transportation (7.6%)

	Rhode Island Commerce Corp., Airport
635,000	5.000%, 07/01/36 2016 Series D	Baa1/A/BBB+	659,663
1,015,000	5.000%, 07/01/37 2016 Series D	Baa1/A/BBB+	1,050,718

	Rhode Island Commerce Corp., First Lien Special Facility Refunding Bonds (Rhode Island Airport Corporation Intermodal Facility Project)
1,425,000	5.000%, 07/01/24 Series 2018	Baa1/A/NR	1,449,425
1,500,000	5.000%, 07/01/30 Series 2018	Baa1/A/NR	1,615,950

	Rhode Island Commerce Corp., Grant Anticipation Refunding Bonds (Rhode Island Department of Transportation)
1,000,000	4.000%, 06/15/24 Series 2016 A	A2/AA-/NR	1,006,800
1,000,000	5.000%, 06/15/31 Series 2016 B	A2/AA-/NR	1,046,260

	Rhode Island State Economic Development Corp., Airport
1,000,000	5.000%, 07/01/24 Series B	Baa1/A/BBB+	1,001,160
2,000,000	4.000%, 07/01/24 Series B	Baa1/A/BBB+	2,000,900

	Rhode Island State Turnpike & Bridge Authority, Motor Fuel Tax
1,240,000	4.000%, 10/01/27 Series 2016 A	NR/A+/A	1,270,901
1,500,000	4.000%, 10/01/34 Series 2016 A	NR/A+/A	1,523,925
1,000,000	4.000%, 10/01/36 Series 2016 A	NR/A+/A	1,006,680
425,000	5.000%, 10/01/40 Series 2016 A	NR/A+/A	435,944
300,000	4.000%, 10/01/33 Series 2019 A	NR/A+/A	310,233
300,000	4.000%, 10/01/34 Series 2019 A	NR/A+/A	309,798
495,000	4.000%, 10/01/35 Series 2019 A	NR/A+/A	509,172

	Total Transportation		15,197,529

	Water and Sewer (4.9%)

	Narragansett, Rhode Island Bay Commission Wastewater System
$3,145,000	4.000%, 02/01/28 Series A	NR/AA-/NR	$3,191,326

	Rhode Island Clean Water Protection Finance Agency Safe Drinking Water Revolving Fund
1,085,000	3.500%, 10/01/25	NR/AAA/AAA	1,089,861

	Rhode Island Infrastructure Bank Water, City of Pawtucket
1,730,000	5.000%, 10/01/28 Series 2015 NPFG Insured	Baa2/A+/NR	1,774,582

	Rhode Island Infrastructure Bank Water, Pollution Control
2,575,000	4.000%, 10/01/29 Series A	NR/AAA/AAA	2,630,363
500,000	4.000%, 10/01/32 Series A	NR/AAA/AAA	522,315

	Rhode Island Infrastructure Bank Water, Safe Drinking Water
500,000	3.000%, 10/01/31 Series A	NR/AAA/AAA	500,135

	Total Water and Sewer		9,708,582

	Other Revenue (1.1%)

	Providence, Rhode Island Public Building Authority (Capital Improvement Program Projects)
2,000,000	5.000%, 09/15/31 Series A AGMC Insured	A1/AA/NR	2,117,940

	Total Revenue Bonds		139,116,963

	Pre-Refunded Bonds (1.8%)††

	Pre-Refunded General Obligation Bonds (1.3%)

	Rhode Island State & Providence Plantations Consolidated Capital Development Loan
1,110,000	4.250%, 10/15/25 Series A	Aa2/AA/AA	1,113,286
1,500,000	5.000%, 11/01/34 Series B	Aa2/AA/AA	1,537,890

	Total Pre-Refunded General Obligation Bonds		2,651,176

	Pre-Refunded Revenue Bonds (0.5%)

	Higher Education (0.5%)

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Bryant University
1,000,000	5.000%, 06/01/32 Series 2014	A2/NR/NR	1,016,650

	Total Pre-Refunded Revenue Bonds		3,667,826

	Total Municipal Bonds (cost $205,163,680)		195,674,520

Shares	Short-Term Investment (1.0%)

2,016,579	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.00%* (cost $2,016,579)	Aaa-mf/AAAm/NR	$ 2,016,579

	Total Investments (cost $207,180,259 - note b)	99.2%	197,691,099
	Other assets less liabilities	0.8	1,617,355
	Net Assets	100.0%	$199,308,454

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody's or AAA of S&P or Fitch	8.4%
Pre-refunded bonds\ ETM bonds††	1.9
Aa of Moody's or AA of S&P or Fitch	74.9
A of Moody's or S&P or Fitch	11.8
Baa of Moody's or BBB of S&P or Fitch	3.0
100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
NPFG - National Public Finance Guarantee
NR - Not Rated

*	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2023

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At June 30, 2023, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $207,180,259 amounted to $9,489,160, which consisted of aggregate gross unrealized appreciation of $326,988 and aggregate gross unrealized depreciation of $9,816,148.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2023:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices - Short-Term Investment	$2,016,579
Level 2 – Other Significant Observable Inputs- Municipal Bonds	195,674,520
Level 3 – Significant Unobservable Inputs	–
Total	$197,691,099
+ See schedule of investments for a detailed listing of securities.